RISK FACTORS	12 Months Ended
Sep. 30, 2011
RISK FACTORS
RISK FACTORS

NOTE 13 RISK FACTORS

CONCENTRATION OF CREDIT

Financial instruments which potentially subject us to concentrations of credit risk consist primarily of temporary cash investments, short-term investments and trade receivables. We place temporary cash investments in the U.S. with established financial institutions and invest in a diversified portfolio of highly rated, short-term money market instruments. Our trade receivables, primarily with established companies in the oil and gas industry, may impact credit risk as customers may be similarly affected by prolonged changes in economic and industry conditions. International sales also present various risks including governmental activities that may limit or disrupt markets and restrict the movement of funds. Most of our international sales, however, are to large international or government-owned national oil companies. We perform ongoing credit evaluations of customers and do not typically require collateral in support for trade receivables. We provide an allowance for doubtful accounts, when necessary, to cover estimated credit losses. Such an allowance is based on management's knowledge of customer accounts. Except as disclosed in Note 2, Discontinued Operations, no significant credit losses have been experienced in recent history.

VOLATILITY OF MARKET

Our operations can be materially affected by oil and gas prices. Oil and natural gas prices are volatile and very difficult to predict. While current energy prices are important contributors to positive cash flow for customers, expectations about future prices and price volatility are generally more important for determining a customer's future spending levels. This volatility, along with the difficulty in predicting future prices, can lead many exploration and production companies to base their capital spending on much more conservative estimates of commodity prices. As a result, demand for contract drilling services is not always purely a function of the movement of commodity prices.

In addition, customers may finance their exploration activities through cash flow from operations, the incurrence of debt or the issuance of equity. Any deterioration in the credit and capital markets may cause difficulty for customers to obtain funding for their capital needs. A reduction of cash flow resulting from declines in commodity prices or a reduction of available financing may result in a reduction in customer spending and the demand for drilling services. This reduction in spending could have a material adverse effect on our operations.

SELF-INSURANCE

We self-insure a significant portion of expected losses relating to worker's compensation, general liability and automobile liability. Insurance coverage has been purchased for individual claims that exceed $1 million or $2 million, depending on whether a claim occurs outside or inside of the United States. Insurance is purchased over deductibles to reduce our exposure to catastrophic events. We record estimates for incurred outstanding liabilities for worker's compensation, general liability claims and for claims that are incurred but not reported. Estimates are based on adjusters' estimates, historic experience and statistical methods that we believe are reliable. Nonetheless, insurance estimates include certain assumptions and management judgments regarding the frequency and severity of claims, claim development and settlement practices. Unanticipated changes in these factors may produce materially different amounts of expense that would be reported under these programs.

We have a wholly-owned captive insurance company, White Eagle Assurance Company, which provides a portion of our physical damage insurance for company-owned drilling rigs and reinsures international casualty deductibles and a stop-loss on our self-insured health plan. With the exception of "named wind storm" risk in the Gulf of Mexico, we insure rigs and related equipment at values that approximate the current replacement cost on the inception date of the policy.

INTERNATIONAL DRILLING OPERATIONS

International drilling operations may significantly contribute to our revenues and net operating income. There can be no assurance that we will be able to successfully conduct such operations, and a failure to do so may have an adverse effect on our financial position, results of operations, and cash flows. Also, the success of our international operations will be subject to numerous contingencies, some of which are beyond management's control. These contingencies include general and regional economic conditions, fluctuations in currency exchange rates, modified exchange controls, changes in international regulatory requirements and international employment issues, risk of expropriation of real and personal property and the burden of complying with foreign laws. Additionally, in the event that extended labor strikes occur or a country experiences significant political, economic or social instability, we could experience shortages in labor and/or material and supplies necessary to operate some of our drilling rigs, thereby potentially causing an adverse material effect on our business, financial condition and results of operations.

We are not operating in any country that is currently considered highly inflationary, which is defined as cumulative inflation rates exceeding 100 percent in the most recent three-year period. All of our foreign subsidiaries use the U.S. dollar as the functional currency and local currency monetary assets are remeasured into U.S. dollars with gains and losses resulting from foreign currency transactions included in current results of operations. As such, if a foreign economy is considered highly inflationary, there would be no impact on the Consolidated Financial Statements.